Subsequent events	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Subsequent events

Note 39 - Subsequent events

Central Bank of Chile authorization for the acquisition of 12.36% of the capital stock of Itaú Corpbanca Colombia.

On January 27, 2022, by Resolution No. 2451-07-220127, the Board of the Central Bank of Chile authorized Itaú Corpbanca, in accordance with article 76 of the General Bank Law, to carry out the following investments and transactions:

i. Incorporate a subsidiary in the Republic of Colombia, corresponding to the simplified joint stock company whose corporate name will be Itaú Holding Colombia S.A.S., under the terms already authorized by the Financial Market Commission.

ii. To acquire, directly and indirectly, through Itaú Holding Colombia S.A.S., 4,800 shares issued by Itaú Corredor de Seguros Colombia S.A., equivalent to 20% of its capital stock, owned by Helm LLC.

iii. To acquire, directly and indirectly, through Itaú Holding Colombia S.A.S., a total of up to 93,306,684 shares issued by Itaú Corpbanca Colombia S.A., equivalent to 12.36% of its share capital, owned by Corpgroup.

Acquisition of 12.36% of the capital stock of Itaú Corpbanca Colombia

On February 22, 2022, it was reported that, after having obtained the regulatory approvals from the banking supervisors of Chile, Colombia and Brazil, and in compliance with the provisions of the Transaction Agreement entered into between Itaú Corpbanca, Itaú Unibanco Holding S.A., CorpGroup Interhold SpA and Inversiones Gasa Limitada dated January 29, 2014, as amended on June 2, 2015 and January 20, 2017 (the "Transaction Agreement"), Itaú Corpbanca proceeded to acquire, directly and indirectly, all of the shares of Itaú Corpbanca Colombia S.A. owned by CorpGroup Interhold S.p.A., CorpGroup Banking S.A. and CG Financial Colombia S.A.S., representing approximately 12.36% of the share capital of Itaú Corpbanca Colombia S.A., for a total price of US$ 414,142,063.65. As a result of these acquisitions, Itaú Corpbanca owns, directly and indirectly, approximately 99.4617% of the capital stock of Itaú Corpbanca Colombia S.A., its direct interest being approximately 94.99%.

Itaú Corpbanca directly acquired approximately 7.89% of the capital stock of Itaú Corpbanca Colombia and its new subsidiary in Colombia - Itaú Holding Colombia S.A.S. acquired the remaining 4.47% approximately.

This total price of US$ 414,142,063.66 will result in an estimated impact of -1.37 percentage points on Itaú Corpbanca's Common Equity Tier 1 (CET1) capital, on a fully loaded basis, in accordance with Basel III standards (using the exchange rate of $804.17 per U.S. dollar as of February 16, 2022). Considering the information at the end of January, the aforementioned impact and the applicable regulations of the Financial Market Commission, Itaú Corpbanca estimates that its total capital ratio after the transaction, according to current Basel III standards, will correspond to 15.47% and CET1 fully loaded capital to 9.5%.

Note 39 - Subsequent events, continued

Changes on ownership participation

On March 22, 2022, Itaú Unibanco Holding indirectly sold 0.64% share capital of Itaú Corpbanca, decreasing its percentage of ownership in the Bank’s common shares to 55.96%. Also the Saieh Family has sold shares between March and April of 2022, totalling 0.29% share capital of Itaú Corpbanca, decreasing its percentage of ownership to 14.00%.

Others

Between January 1 and April 27, 2022, the date of issuance of these Consolidated Financial Statements, there have been no other events after the reporting period that could affect the presentation and results of the financial statements.

Roxana Zamorano	Gabriel Moura
Chief Accounting Officer	Chief Executive Officer